Government Grants (Tables)	6 Months Ended
Jun. 30, 2024
Government Grants [Abstract]
Schedule of Government Grants
	(Unaudited)	(Audited)
	June 30, 2024	December 31, 2023
	USD	USD

At 1 January	316,754	1,535,229
Received during the period	(1,122,324)	(3,544,435)
Amount recognized in the statement of profit or loss	871,385	2,325,960
	65,815	316,754
	(Unaudited)	(Audited)
	June 30, 2024	December 31, 2023
	USD	USD

Current assets	607,585	822,073
Non-current liabilities	(387,250)	(372,371)
Current liabilities	(154,520)	(132,948)
	65,815	316,754